Shareholders' Deficit (Details) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Apr. 07, 2021
Shareholders' Deficit (Details) [Line Items]
Preference shares, shares authorized		1,000,000	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption (in Dollars)		$ 328,126,432
Issued and outstanding ordinary shares percentage		20.00%
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, authorized		200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, outstanding		1,030,000	9,122,313	1,030,000
Ordinary shares, issued		1,030,000	9,122,313	1,030,000
Class A ordinary shares subject to possible redemption (in Dollars)		$ 32,369,251	$ 2,363,217
Ordinary shares subject to possible redemption		32,369,251	2,363,217	32,369,251
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, authorized		20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, outstanding	8,625,000	8,092,313	1	8,092,313
Ordinary shares, issued	8,625,000	8,092,313	1	8,092,313
Subject to forfeiture shares	1,125,000
Issued and outstanding ordinary shares percentage	20.00%
Shares forfeited					532,687
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, issued			1
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, outstanding		8,092,313